ABERDEEN INVESTMENT FUNDS

Aberdeen Global High Income Fund

Aberdeen Select International Equity

Aberdeen Select International Equity Fund II

Aberdeen Total Return Bond Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 28, 2018 to each Fund’s Statutory Prospectus dated February 28, 2018, as supplemented to date (the “Prospectus”)

Effective October 1, 2018, all references in the Prospectus to the following Aberdeen Investment Funds mailing addresses are deleted and replaced as noted below:

Current Address	New Address
P.O. Box 55930, Boston, MA 02205-5930	P.O. Box 219534, Kansas City MO 64121-9534

30 Dan Road, Canton, MA 02021	430 W. 7th Street, Ste. 219534, Kansas City, MO 64105-1407

Please retain this Supplement for future reference.

ABERDEEN INVESTMENT FUNDS

Aberdeen Global High Income Fund

Aberdeen Select International Equity

Aberdeen Select International Equity Fund II

Aberdeen Total Return Bond Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 28, 2018 to each Fund’s Statement of Additional Information dated February 28, 2018, as supplemented to date (the “SAI”)

Effective October 1, 2018, all references in the SAI to the following Aberdeen Investment Funds mailing addresses are deleted and replaced as noted below:

Current Address	New Address
P.O. Box 55930, Boston, MA 02205-5930	P.O. Box 219534, Kansas City MO 64121-9534

30 Dan Road, Canton, MA 02021	430 W. 7th Street, Ste. 219534, Kansas City, MO 64105-1407

Please retain this Supplement for future reference.